13F-HR
			12/31/2004

			0000315038
			x4dn*qbs

			NONE


			CECILIA CAMBA
			704-926-4344
			ccamba@tiaa-cref.org

			13F-HR
			FORM 13F COVER PAGE

FORM13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2004

Check here if Amendment [   ]; Amendment Number:

This Amendment(Check only one.): []is a restatement.
			         	   []adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:   	Teachers Insurance and Annuity Association of America
Address:	730 Third Ave
	   	New York, New York 10017

13F File Number: 28-331

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:	Edward Grzybowski
Title:Senior Managing Director
Phone:212-916-4345





Signature, Place, and Date of Signing:

Edward Grzybowski  New York, NY	February 14, 2005



Report Type(Check only one)
[x]  13F Holdings Report
[ ]  13F Notice
[ ]  13f Combination Report

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:       3
Form 13F Information Table Entry Total:  44
Form 13F Information Table Value Total:  $273,051(thousands)

List of Other Included Managers:
No.	13F File Number		Name
01	28-4800			Teachers Advisors, Inc.
02	28-3194			TIAA-CREF Investment Management LLC
03	28-5057			TIAA-CREF Trust Company

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FORM 13F INFORMATION TABLE










VALUE
SHARES/
SH/
PUT/
INVSTMT
OTHER
    VOTING AUTHORITY


NAME OF ISSUER
TITLE OF CLASS
CUSIP
(X$1000)
PRN AMT
PRN
CALL
DSCRETN
MANAGERS
SOLE
SHARED
NONE












AXIS CAPITAL HOLDINGS LIMITED
COM
G0692U109
30,108
 1,158,010
SH

DEFINED
01
 1,158,010
0
0
AFFORDABLE RESIDENTIAL
COM
008273104
4,592
 320,000
SH

DEFINED
01
 320,000


AKAMAI TECHNOLOGIES
COM
00971T101
5,201
 399,143
SH

DEFINED
01
 399,143


ALDERWOODS
COM
014383103
26,494
 2,332,253
SH

DEFINED
01
 2,332,253


ALTRIA GROUP INC
COM
02209S103
238
 3,900
SH

DEFINED
01
 3,900


AMKOR TECHNOLOGY
COM
031652100
1,160
 286,486
SH

DEFINED
01
 286,486


APARTMENT INVESTMENT
COM
03748R101
5,349
 138,800
SH

DEFINED
01
 138,800


AVAYA, INC
COM
053499109
299
 17,357
SH

DEFINED
01
 17,357


AVICI SYSTEMS INC
COM
05367L802
8
 850
SH

DEFINED
01
 850


AXIS CAPITAL HOLDINGS LIMITED
COM
G0692U109
31,048
 1,134,810
SH

DEFINED
01
 1,134,810


BLOUNT INTERNATIONAL
COM
095180105
6,831
 392,159
SH

DEFINED
01
 392,159


CABELA'S INCORPORATED SER A
COM
126804301
7,985
 351,137
SH

DEFINED
01
 351,137


CIENA CORP
COM
171779101
374
 112,110
SH

DEFINED
01
 112,110


CNET NETWORKS, INC.
COM
12613R104
183
 16,307
SH

DEFINED
01
 16,307


CONCURRENT COMPUTER CORP
COM
206710204
4,936
 1,725,938
SH

DEFINED
01
 1,725,938


CONSECO  INC
COM
208464883
1,896
 95,053
SH

DEFINED
01
 95,053


COMERCIA INC
COM
200340107
214
 3,500
SH

DEFINED
01
 3,500


CRITICAL THERAPEUTICS
COM
200340107
3,420
 427,524
SH

DEFINED
01
 427,524


EL PASO NATURAL GAS
PFD
283678209
6,841
 380,000
SH

DEFINED
01
 380,000


EQUITY OFFICE PPTY
COM
294741103
0
 1
SH

DEFINED
01
 1


EYETECH PHARMACEUTICALS, INC
COM
302297106
7,486
 164,529
SH

DEFINED
01
 164,529


EXELIXIS INC
COM
30161Q104
160
 16,890
SH

DEFINED
01
 16,890


EXPRESS SCRIPTS
COM
302182100
214
 2,800
SH

DEFINED
01
 2,800


EXTRA SPACE STORAGE INC
COM
30225T102
2,998
 224,900
SH

DEFINED
01
 224,900


GENERAL ELECTRIC CO
COM
369604103
9,230
 252,876
SH

DEFINED
01
 252,876


GENERAL MTRS CORP
PFD
370442733
12,728
 480,000
SH

DEFINED
01
 480,000


GLOBAL CROSSING
COM
G3921A175
140
 7,742
SH

DEFINED
01
 7,742


GRAMERCY CAPITAL CORP
COM
384871109
8,525
 413,818
SH

DEFINED
01
 413,818


IOWA TELECOMMUNICATIONS SER.
COM
462594201
11,724
 543,513
SH

DEFINED
01
 543,513


LEUCADIA NATIONAL CORP
COM
527288104
3,221
 69,528
SH

DEFINED
01
 69,528


LODGIAN INC
COM
54021P403
3,075
 250,000
SH

DEFINED
01
 250,000


LUCENT TECHNOLOGIES
COM
549463107
783
 208,295
SH

DEFINED
01
 208,295


MARCONI CORPORATION PLC
COM
56630M101
2,304
 1,049,234
SH

DEFINED
01
 1,049,234


MCI INC
COM
552691107
16,153
 801,237
SH

DEFINED
01
 801,237


MONSANTO CO
COM
61166W101
289
 5,200
SH

DEFINED
01
 5,200


OMNICARE, INC.
PFD
68214L201
18,477
 375,000
SH

DEFINED
01
 375,000


PARAMETRIC TECHNOLOGY
COM
699173100
22
 3,694
SH

DEFINED
01
 3,694


POST PROPERTIES, INC
COM
737464107
10,470
 300,000
SH

DEFINED
01
 300,000


PROCTOR AND GAMBLE COMPANY
COM
742718109
209
 3,800
SH

DEFINED
01
 3,800


U STOREIT TRUST
COM
91274F104
3,814
 219,800
SH

DEFINED
01
 219,800


VASTERA INC
COM
92239N109
1,550
 589,323
SH

DEFINED
01
 589,323


VIACOM INC CLASS B
COM
925524308
19,828
 529,877
SH

DEFINED
01
 529,877


WASHINGTON GRP INT'L
COM
938862208
2,473
 59,954
SH

DEFINED
01
 59,954


WHX CORP
COM
929248409
0
 260




 260


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